Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011
Stockholders Equity
Preferred stock, par value	$ 0.001	$ 0.001
Preferred Stock shares authorized	25,000,000	25,000,000
Common stock, par value	$ 0.001	$ 0.001
Common Stock shares authorized	50,000,000	100,000,000
Common stock shares issued	13,925,931	9,375,000
Common Stock shares outstanding	13,925,931	9,375,000